Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenue	Year Ended December 31,
	2012		2011		2010
	(in thousands, except percentages)
Europe:
United Kingdom	$74,731	27.6%	$37,758	20.0%	$34,105	29.3%
All other European countries	97,799	36.2%	86,318	45.6%	55,299	47.6%
Total Europe	172,530	63.8%	124,076	65.6%	89,404	76.9%
Americas	63,597	23.5%	41,114	21.7%	9,150	7.9%
Asia/Africa	34,217	12.7%	24,012	12.7%	17,715	15.2%
Total revenue	$270,344	100.0%	$189,202	100.0%	$116,269	100.0%